Debt - Senior Notes and Convertible Senior Notes (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Debt Instrument [Line Items]
Debt, principal	$ 8,916,000,000	$ 8,168,000,000
Minimum | Convertible debt
Debt Instrument [Line Items]
Debt, principal	50,000,000
Maximum | Convertible debt
Debt Instrument [Line Items]
Debt, principal	$ 75,000,000